Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.20%
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $443.25 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $759.66 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)